NON- CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of non-controlling interest [Abstract]
Disclosure of detailed information about financial information of non-controlling interest [Text Block]
The following table includes financial information regarding each subsidiary of Grupo Aval that has significant non controlling interests at December 31, 2017 and 2016:

December 31, 2017
Entity	Country	Non- controlling Interest	Non-controlling Interest share of equity		Non-controlling interest share of net income		Dividends paid to non-controlling interest in the year

Corporación Financiera Colombiana S.A.	Colombia	55.21%		3,448,933		462,137		(340,381)
Banco Bogotá S.A.	Colombia	31.26%		5,395,664		619,515		(322,985)
Banco de Occidente S.A.	Colombia	27.73%		256,858		65,941		(84,339)
Banco Popular S.A.	Colombia	6.26%		184,126		25,163		(6,690)
Banco Comercial AV Villas S.A.	Colombia	20.13%		298,651		27,263		(14,353)
		Total	Ps.	9,584,231	Ps.	1,200,019	Ps.	(768,748)

December 31, 2016
Entity	Country	Non- controlling Interest	Non-controlling Interest share of equity		Non-controlling interest share of net income		Dividends paid to non-controlling interest in the year

Corporación Financiera Colombiana S.A.	Colombia	55.51%		3,154,158		590,036		(294,376)
Banco Bogotá S.A.	Colombia	31.26%		4,882,747		685,073		(332,460)
Banco de Occidente S.A.	Colombia	27.73%		568,263		53,256		(83,166)
Banco Popular S.A.	Colombia	6.26%		165,150		12,347		(9,529)
Banco Comercial AV Villas S.A.	Colombia	20.13%		287,351		36,358		(7,668)
		Total	Ps.	9,057,669	Ps.	1,377,070	Ps.	(727,199)

Disclosure of detailed information about subsidiary that has significant non controlling interests [Text Block]
The following table includes information regarding each subsidiary of Grupo Aval that has significant non- controlling interests to December 31, 2017 and 2016:

December 31, 2017
Entity	Assets	Liabilities	Total Income	Net Income	OCI	Cash Flow from operating activities

Corporación Financiera Colombiana S.A.	21,115,000	15,872,265	2,313,589	563,553	615,754	3,428,076
Banco Bogotá S.A.	149,389,133	131,197,065	16,396,415	2,132,951	880,565	1,571,203
Banco de Occidente S.A.	37,746,874	33,342,596	4,132,220	377,686	187,037	797,598
Banco Popular S.A.	22,322,103	19,651,056	2,537,768	205,694	153,208	756,955
Banco Comercial AV Villas S.A.	12,318,124	10,853,638	1,645,948	137,695	788	(1,295,251)

December 31, 2016
Entity	Assets	Liabilities	Total Income	Net Income	OCI	Cash Flow from operating activities

Corporación Financiera Colombiana S.A.	20,504,644	15,604,999	2,135,834	671,336	537,304	1,378,419
Banco Bogotá S.A. (*)	141,430,749	124,192,566	18,141,612	4,432,026	970,007	313,112
Banco de Occidente S.A.	35,568,507	31,177,321	4,054,750	627,993	242,389	(402,394)
Banco Popular S.A.	20,731,144	18,052,231	2,478,501	181,075	278,374	(106,977)
Banco Comercial AV Villas S.A.	12,466,634	11,063,550	1,554,428	179,550	(19,599)	216,083

(*) Includes Ps. 2,208,053 related to the effect of the deconsolidation of Corficolombiana, refer to Note 1 for more information.